Private Placement (Details)	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Private Placement [Line Items]
Sale of warrants | shares	4,500,000
Price per warrant | $ / shares	$ 1
Gross proceeds | $	$ 4,500,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Price per warrant | $ / shares	$ 1
Gross proceeds | $	$ 4,500,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Price per warrant | $ / shares	$ 11.5
Warrant to purchase share | shares	11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Price per warrant | $ / shares	$ 11.5
Warrant to purchase share | shares	1
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Sale of warrants | shares	4,500,000
Gross proceeds | $	$ 4,500,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Private Placement [Line Items]
Price per warrant | $ / shares	$ 11.5
Warrant to purchase share | shares	1